SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenues	$ 26,678	¥ 172,251	¥ 155,463	$ 46,751	¥ 301,856	¥ 245,742
Accounts receivable, net	3,289			3,289			¥ 21,234	¥ 20,972
Deferred revenue	$ 21,106			$ 21,106			136,274	163,699
K-12 Schools [Member]
Revenues		104,748	85,389		175,650	126,800
Deferred revenue							111,106	126,564
CP&CE Programs
Revenues		¥ 67,503	¥ 70,074		¥ 126,206	¥ 118,942
Deferred revenue							¥ 25,168	¥ 37,135